Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.    Basis of Presentation

        The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the accounts of Aon Corporation and all controlled subsidiaries ("Aon" or the "Company"). All material intercompany balances and transactions have been eliminated. The consolidated financial statements as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009, include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Company's consolidated financial position, results of operations and cash flows for all periods presented.

Reclassifications and Change in Presentation

        Certain amounts in prior years' consolidated financial statements and related notes have been reclassified to conform to the 2011 presentation.

        Changes in the presentation of the Consolidated Statements of Cash Flows for 2010 and 2009 were made related to "Net (purchase) sales of short-term investments — funds held on behalf of clients." This line item had previously been presented in cash flows from investing activities and is now included in cash flows from operating activities. The Company believes this provides greater clarity into the operating and investing activities of the Company as this amount was offset by "Changes in funds held on behalf of clients" in the cash flows from operating activities. Although the Company invests funds held on behalf of clients, the handling of client money is believed to be part of the Company's day-to-day operating activities. The current year presentation separates "Fiduciary receivables," "Fiduciary liabilities," and "Short-term investments — funds held on behalf of clients" which, when taken together, net to zero. These three line items represent the changes in fiduciary funds when aggregated.

Use of Estimates

        The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Aon adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, and foreign currency movements have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.